Inventories	12 Months Ended
Dec. 31, 2017
Inventories
15	INVENTORIES

At December 31 this account comprises:

	2016	2017
Land	398,120	317,337
Work in progress - Real estate	289,775	150,537
Finished properties	244,240	203,209
Construction material	114,919	51,131
Merchandise and supplies	97,860	90,504

	1,144,914	812,718
Impairment of inventories (Note 5.1-f)	(40,621)	(42,007)

	1,104,293	770,711

Land

At December 31, land comprises properties for the implementation of the following projects of subsidiary Viva GyM:

	2016	2017
Lurín (a)	95,634	103,574
Miraflores (b)	80,552	1,349
San Miguel (c)	70,556	44,126
San Isidro (d)	46,606	58,441
Ancón (e)	35,934	37,823
Nuevo Chimbote (f)	17,054	17,201
Huancayo (g)	11,618	13,572
Canta Callao	—	12,978
Others	40,166	28,273

	398,120	317,337

(a)	Plot of land of 750 hectares located in the district of Lurín, province of Lima, for industrial development and public housing.
(b)	Land located in Av. El Ejército, Urb. Santa Cruz- Miraflores, Lima, for the development of a project consisting in a 5-star hotel, a cultural, convention, commercial, business center, and residential buildings. On February 3, 2017, the land was sold to Urbi Propiedades S.A. the sale price was agreed at US$50 million, which has been fully paid.
(c)	Land located in San Miguel, a total of 1.4 hectares for the development of a multi-family housing project of 248 apartments and 185 parking lots. On November 6, 2017, a portion of 0.56 hectares was sold to a real estate investment fund in Larrainvial-Colliers II at S/27.8 million.
(d)	A plot of land in the district of San Isidro in which a 15-storey building will be built with 24 apartments and 124 parking spaces.
(e)	A 108-hectare land property in which a mega housing-project will be implemented, consisting of 13,768 real estate units.
(f)	Land located in Chimbote, 11.5 hectares, for the development of a social housing project
(g)	Land located in Huancayo, 8.5 hectares for the development of a land sale project.

Land properties correspond to assets maintained since 2015, for which construction has not yet begun. Variance in these balances over 2017 is mainly due to engineering, license paperwork and other smaller costs. Construction in these land properties is expected to begin in late 2018 and the second half of 2019.

Real estate - work in progress

At December 31, real state work in progress comprises the following projects:

	2016	2017
Klimt	100,751	—
Los Parques de Comas	89,074	70,647
Los Parques del Callao	51,613	53,441
Real 2	17,181	—
Villa El Salvador 2	12,674	2,141
Others	18,482	24,308

	289,775	150,537

During 2017 the Company has capitalized financing costs of these construction projects (Note 2.19) amounting to S/5.9 million at interest rates between 7.0% and 11.22% (S/12.2 million in 2016 at interest rates between 6.75% and 8.90%; and S/4 million in 2015 at interest rates between 5.3% and 9.5%).

Finished properties

At December 31, the balance of finished properties consists of the following investment properties:

	2016	2017
El Rancho	121,302	82,796
Panorama	33,443	18,481
Los Parques de San Martín de Porres	30,724	16,687
Los Parques de Callao	19,736	486
Rivera Navarrete	11,966	7,870
Los Parques de Carabayllo 2da etapa	7,497	3,134
Los Parques de Comas	7,336	16,058
Los Parques de Villa El Salvador II	5,951	9,313
Klimt	—	44,103
Real 2	—	3,877
Others	6,285	404

	244,240	203,209

Construction materials

At December 31, 2017, construction materials correspond mainly to different projects such as Stracon GyM - Central de Equipos, Morelco, and electromechanical works of the subsidiary GyM S.A. for S/50 million (S/50.5 million in 2016, of which S/33.8 million corresponds to Consorcio Constructor Ductos del Sur (CCDS) impaired in 2016 (Note 5.1-f).